Share capital (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of Common Stock Outstanding
The following table presents a summary of the common shares issued and outstanding as of and for the years ended December 31, 2020, 2019 and 2018:

Common shares	2020	2019	2018
Common shares issued, beginning of year	94,225,498	93,639,610	107,227,347
Options exercised	—	187,678	—
Restricted shares granted, net of forfeitures	1,012,939	366,453	50,644
Performance restricted shares granted, net of forfeitures and shares withheld	344,296	31,757	256,106
Retirement of treasury shares and shares repurchased (1)	—	—	(14,256,043)
Warrants exercised, net (2)	—	—	361,556
Common shares issued, end of year	95,582,733	94,225,498	93,639,610
(1)Prior to December 31, 2017, common shares repurchased by the Company were not canceled and were classified as treasury shares. Effective January 1, 2018, all treasury shares were retired and subsequent shares repurchased are retired.
(2)During the year ended December 31, 2018, 1,156,184 warrants were exercised. As a result of the warrant holder electing net settlement, 794,628 of those common shares were withheld by the Company and were subsequently retired, resulting in a net issuance of 361,556 common shares.

Schedule of summary of warrants	The following is a summary of warrants as of December 31, 2020:

	Exercise price	Authorized and issued	Aggregated fair value of warrants

Founders	$10.00	2,913,684	$10,884
Advisor	$10.00	581,295	2,171
		3,494,979	$13,055